Other Assets and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Other Assets and Other Liabilities [Abstract]
Other Assets and Other Liabilities [text block table]

Other Assets and Other Liabilities

Other Assets

in € m.	Jun 30, 2018	Dec 31, 2017
Brokerage and securities related receivables
Cash/margin receivables	48,476	46,519
Receivables from prime brokerage[1]	1	12,638
Pending securities transactions past settlement date	3,388	3,929
Receivables from unsettled regular way trades	50,413	19,930
Total brokerage and securities related receivables	102,278	83,015
Debt Securities held to collect	6,245	N/A
Accrued interest receivable	2,572	2,374
Assets held for sale	2,641	45
Other	16,926	16,057
Total other assets	130,663	101,491

Other Liabilities

in € m.	Jun 30, 2018	Dec 31, 2017
Brokerage and securities related payables
Cash/margin payables	56,112	58,865
Payables from prime brokerage	21,548	25,042
Pending securities transactions past settlement date	2,054	2,562
Payables from unsettled regular way trades	45,380	20,274
Total brokerage and securities related payables	125,094	106,742
Accrued interest payable	2,257	2,623
Liabilities held for sale	2,691	16
Other	25,053	22,827
Total other liabilities	155,095	132,208

[1]Receivables from prime brokerage are reported within non-trading assets mandatory at fair value through profit and loss from January 2018 onwards.